Share-Based Payments - Summary of Performance Rights Granted (Detail)	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at start of the fiscal year	0	2,700,291	2,700,291	2,150,581	2,150,581
Granted during the fiscal year Number				1,500,000	1,500,000
Exercised during the fiscal year Number				(950,290)	(950,290)
Balance at end of the end fiscal year Number	3,284,126	0	0	2,700,291	2,700,291
Vested and exercisable at end of the fiscal year Number				0	0
November 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type of performance right granted				Director rights	Director rights
Fair value | $ / shares					$ 0.38
Balance at start of the fiscal year		273,637	273,637	547,274	547,274
Exercised during the fiscal year Number				(273,637)	(273,637)
Balance at end of the end fiscal year Number				273,637	273,637
Vested and exercisable at end of the fiscal year Number				0	0
November 17, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value | $ / shares					$ 0.21
Balance at start of the fiscal year		426,654	426,654	853,307	853,307
Exercised during the fiscal year Number				(426,653)	(426,653)
Balance at end of the end fiscal year Number				426,654	426,654
Vested and exercisable at end of the fiscal year Number				0	0
Share consolidation adjustment [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at start of the fiscal year	3,100,000	2,700,291	2,700,291
Granted during the fiscal year Number	339,621	1,350,000	1,350,000
Exercised during the fiscal year Number	(1,200,000)	(950,291)	(950,291)
Lapsed during the fiscal year Number	(900,000)
Balance at end of the end fiscal year Number	1,339,621	3,100,000	3,100,000	2,700,291	2,700,291
Vested and exercisable at end of the fiscal year Number	0	0	0
Share consolidation adjustment [member] | November 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 25, 2016	November 25, 2016	November 25, 2016	November 25, 2016
Type of performance right granted		Director rights	Director rights
Fair value | $ / shares			$ 0.38
Balance at start of the fiscal year	0	273,637	273,637
Exercised during the fiscal year Number		(273,637)	(273,637)
Balance at end of the end fiscal year Number		0	0	273,637	273,637
Vested and exercisable at end of the fiscal year Number		0	0
Share consolidation adjustment [member] | November 17, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 17, 2017	November 17, 2017	November 17, 2017	November 17, 2017
Type of performance right granted		Director rights	Director rights	Director rights	Director rights
Fair value | $ / shares			$ 0.21
Balance at start of the fiscal year	0	426,654	426,654
Exercised during the fiscal year Number		(426,654)	(426,654)
Balance at end of the end fiscal year Number		0	0	426,654	426,654
Vested and exercisable at end of the fiscal year Number		0	0
Share consolidation adjustment [member] | November 1, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 1, 2019	November 1, 2019	November 1, 2019	November 1, 2019	November 1, 2019
Type of performance right granted	Director rights	Director rights	Director rights	Director rights	Director rights
Fair value | (per share)	$ 0.28		$ 0.28	$ 0.28
Balance at start of the fiscal year	1,500,000	1,500,000	1,500,000
Granted during the fiscal year Number		0	0	1,500,000	1,500,000
Exercised during the fiscal year Number	(500,000)
Balance at end of the end fiscal year Number	1,000,000	1,500,000	1,500,000	1,500,000	1,500,000
Vested and exercisable at end of the fiscal year Number	0	0	0
Share consolidation adjustment [member] | November 16, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 16, 2018	November 16, 2018	November 16, 2018	November 16, 2018	November 16, 2018
Type of performance right granted	Director rights	Director rights	Director rights	Director rights	Director rights
Fair value | (per share)	$ 0.39		$ 0.39	$ 0.39
Balance at start of the fiscal year	250,000	500,000	500,000	750,000	750,000
Exercised during the fiscal year Number	(250,000)	(250,000)	(250,000)	(250,000)	(250,000)
Balance at end of the end fiscal year Number		250,000	250,000	500,000	500,000
Vested and exercisable at end of the fiscal year Number	0	0	0
Share consolidation adjustment [member] | October 27, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	October 27, 2020	October 27, 2020	October 27, 2020
Type of performance right granted	Director rights	Director rights	Director rights
Fair value | $ / shares	$ 0.255	$ 0.255
Balance at start of the fiscal year	1,350,000
Granted during the fiscal year Number		1,350,000	1,350,000
Exercised during the fiscal year Number	(450,000)
Lapsed during the fiscal year Number	(900,000)
Balance at end of the end fiscal year Number		1,350,000	1,350,000
Vested and exercisable at end of the fiscal year Number	0
Share consolidation adjustment [member] | December 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	December 1, 2021
Type of performance right granted	Director rights
Fair value | $ / shares	$ 0.49
Granted during the fiscal year Number	339,621
Balance at end of the end fiscal year Number	339,621
Vested and exercisable at end of the fiscal year Number	0